Provisions	12 Months Ended
Aug. 31, 2020
Provisions [Abstract]
Provisions
12. PROVISIONS
	Asset retirement obligations	Restructuring(1)(2)	Other	Total
	$	$	$	$
September 1, 2019, as previously reported	78	142	83	303
Transition adjustments	–	–	(5)	(5)
Restated balance as at September 1, 2019	78	142	78	298
Additions	–	14	23	37
Accretion	1	–	–	1
Reversal	–	–	(1)	(1)
Payments	–	(143)	(11)	(154)
Balance as at August 31, 2020	79	13	89	181

Current	–	141	83	224
Long-term	78	1	–	79
Balance as at August 31, 2019	78	142	83	303

Current	–	13	88	101
Long-term	79	–	1	80
Balance as at August 31, 2020	79	13	89	181

(1) During fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees as part of a total business transformation initiative. A total of $130 has been paid in fiscal 2020. The remaining costs are expected to be paid out within the next 5 months.
(2) During fiscal 2020, the Company restructured certain operations within the Wireline segment and announced a realignment of the senior leadership team. In connection with the restructuring, the Company recorded $14 in the third quarter primarily related to severance and employee related costs, of which $13 has been paid as at August 31, 2020. The remaining costs are expected to be paid within the next 3 months.